Subsequent Events (Details)																				6 Months Ended	12 Months Ended
		Oct. 15, 2026 $ / shares shares	Jul. 15, 2026	Jul. 13, 2026 USD ($) $ / shares shares	Jul. 02, 2026 shares	Jun. 19, 2026 shares	Jun. 11, 2026 $ / shares	Jun. 08, 2026	Jun. 01, 2026	May 29, 2026	Apr. 21, 2026 shares	Mar. 09, 2026 shares	Feb. 23, 2026 shares	Feb. 05, 2026 shares	Feb. 04, 2026 shares	Feb. 03, 2026 shares	Jan. 28, 2026 USD ($) $ / shares shares	Jan. 27, 2026 shares	Dec. 26, 2024 shares	Apr. 30, 2026 USD ($) $ / shares shares	Oct. 31, 2022 shares	Jun. 15, 2026 $ / shares shares	Feb. 27, 2026 $ / shares	Oct. 31, 2025 $ / shares shares	Jun. 29, 2024 shares
Subsequent Events [Line Items]
Ordinary shares																									25,000,000
Sale price (in Dollars per share) | $ / shares																	$ 0.112
Ordinary shares, shares issued																	21,875,000				5,000,000
Public offering (in Dollars) | $																	$ 2,450,000
Incorporated date																				May 08, 2026
Forecast [Member]
Subsequent Events [Line Items]
Share price (in Dollars per share) | $ / shares				$ 0.001
Warrant [Member]
Subsequent Events [Line Items]
Warrant shares											30,000	1,656,000	1,125,121	12,379	900,000	32,000		36,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Number of votes							20
Ordinary shares, shares issued						2
Number of holder					2
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrant shares					53,000	53,000
Initial Public Offering [Member]
Subsequent Events [Line Items]
Ordinary shares, shares issued																			1,200,000
Public offering (in Dollars) | $																				$ 1,740,000
Minimum [Member] | Forecast [Member]
Subsequent Events [Line Items]
Additional shares issued				240,000,000,000
Minimum [Member] | 2025 Extraordinary General Meeting [Member] | Forecast [Member]
Subsequent Events [Line Items]
Pre-funded warrant share price (in Dollars per share) | $ / shares		$ 1.49999
Maximum [Member] | Forecast [Member]
Subsequent Events [Line Items]
Additional shares issued				297,000,000,000
Jiangsu Park [Member] | Wuxi Ninglan Biotechnology Co., Ltd. [Member] | Forecast [Member]
Subsequent Events [Line Items]
Company incorporated										100.00%
Limited liability company										Wuxi Ninglan Biotechnology Co., Ltd
Jiangsu Park [Member] | Wuxi Youlan Biotechnology Co., Ltd [Member] | Forecast [Member]
Subsequent Events [Line Items]
Company incorporated										100.00%
Limited liability company										Wuxi Youlan Biotechnology Co., Ltd
Jiangsu Park [Member] | Wuxi Boran Biotechnology Co., Ltd [Member] | Forecast [Member]
Subsequent Events [Line Items]
Company incorporated									100.00%
Limited liability company									Wuxi Boran Biotechnology Co., Ltd
Jiangsu Park [Member] | Wuxi Manhui Biotechnology Co., Ltd [Member] | Forecast [Member]
Subsequent Events [Line Items]
Company incorporated								100.00%
Limited liability company								Wuxi Manhui Biotechnology Co., Ltd
Jiangsu Park [Member] | Wuxi Aimeihui Biotechnology Co., Ltd [Member] | Forecast [Member]
Subsequent Events [Line Items]
Company incorporated								100.00%
Limited liability company								Wuxi Aimeihui Biotechnology Co., Ltd
Jiangsu Park [Member] | Wuxi Huiyan Biotechnology Co., Ltd [Member] | Forecast [Member]
Subsequent Events [Line Items]
Company incorporated			100.00%
Limited liability company			Wuxi Huiyan Biotechnology Co., Ltd
Common Class A [Member]
Subsequent Events [Line Items]
Ordinary shares	[1]																			4,543,884				296,488
Share price (in Dollars per share) | $ / shares	[1]																			$ 0.001				$ 0.001
Ordinary shares, shares issued											30,000	1,656,000	1,125,121	12,379	900,000	32,000		36,000
Ordinary shares, shares issued	[1]																			12,000,000,000				12,000,000,000
Common Class A [Member] | Forecast [Member]
Subsequent Events [Line Items]
Share price (in Dollars per share) | $ / shares				$ 0.001
Ordinary shares, shares issued				600,000,000
Authorised share capital (in Dollars) | $				$ 3,000,000
Common Class A [Member] | Warrant [Member]
Subsequent Events [Line Items]
Ordinary shares, shares issued																				1,333,332
Common Class A [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Sale price (in Dollars per share) | $ / shares							$ 1.05
Ordinary shares, shares issued					53,000	53,000
Common Class A [Member] | Subsequent Event [Member] | Pre Funded Warrants [Member]
Subsequent Events [Line Items]
Ownership percentage		4.99%
Common Class A [Member] | Subsequent Event [Member] | Pre Funded Warrants [Member] | Warrant [Member]
Subsequent Events [Line Items]
Ownership percentage		9.99%
Common Class A [Member] | Minimum [Member]
Subsequent Events [Line Items]
Sale price (in Dollars per share) | $ / shares																							$ 0.00002
Common Class A [Member] | Minimum [Member] | Subsequent Event [Member] | 2025 Extraordinary General Meeting [Member]
Subsequent Events [Line Items]
Authorized share capital																						1,133,332
Ordinary shares																						1.5
Share price (in Dollars per share) | $ / shares																						$ 200,000
Common Class A [Member] | Maximum [Member]
Subsequent Events [Line Items]
Sale price (in Dollars per share) | $ / shares																							$ 0.001
Common Class A [Member] | Maximum [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares, shares issued				2,400,000,000
Common Class B [Member]
Subsequent Events [Line Items]
Ordinary shares	[1]																			381,000				381,000
Share price (in Dollars per share) | $ / shares	[1]																			$ 0.001				$ 0.001
Ordinary shares, shares issued	[1]																			3,000,000,000				3,000,000,000
Common Class B [Member] | Forecast [Member]
Subsequent Events [Line Items]
Share price (in Dollars per share) | $ / shares				$ 0.001
Ordinary shares, shares issued				60,000,000,000
Ordinary shares, shares issued				300,000,000,000
Additional amount (in Dollars) | $				$ 300,000,000
Common Class B [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares		0.00001
Common Class B [Member] | Maximum [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares, shares issued				3,000,000,000

[1]	Retroactively restated to reflect the share split, reverse share split and share reorganization (See Note 15).